RELATED PARTY TRANSACTIONS	3 Months Ended
Aug. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

The director of the Company made the initial $100 deposit to on the bank account. In September 2015 the director paid audit fees on behalf of the company in the amount of $650. These amounts, totaling $750, are being carried as a Related Party Loan which bears no interest and is payable on demand. The related party loan was forgiven effective January 18, 2017 under terms of change in control (SEE NOTE 1).

On January 27, 2017, the Company entered into a one year convertible note from a related party with the face value of $100,000 bearing 8% interest (SEE NOTE 3).

On June 28, 2017, Richard L. Chang was appointed as a director of the Company. Mr. Richard Chang is the controlling interest of Holdings, LLC.

On June 28, 2017, Ben Chang, a senior management consultant, loaned the Company, $100 to initially fund the operating bank account of the Company. Mr. Ben Chang is also the Chief Executive Officer of Rich Pharmaceuticals, Inc.

On June 28, 2017, the Company entered into a Consulting Agreement for services to be provided by Apica Investments Limited (“Apica”). Apica is controlled by Chew Chuan Tin who is the beneficial owner of greater than 10% of the outstanding shares of the Company through Bakken, Apica and First Legacy. Pursuant to that agreement the Company agreed issued 15,000,000 shares of Company common stock; a Common Stock Purchase Warrant to purchase up to 10,000,000 shares of Company common stock at an exercise price of $.25 per share at any time before the 5 year anniversary of the warrant; monthly fees of $1,800 to commence upon the Company’s completion of a financing in the minimum amount of $1,000,000. Fees will increase to $4,500 per month upon the Company’s completion of a financing in the minimum amount of $5,000,000. This contract is in effect until two years after the anniversary date of the Company’s completion of raising $1,000,000. At all times during the term of this agreement prior to the $5,000,000 financing date, except with respect to the “Excepted Issuances” (SEE NOTE 6), if the Company issues any shares of Company common stock, the consultant shall be granted additional shares of the Company’s common stock in an amount equal to 10.6% of the amount of the shares of Company common stock issued by the Company outside “Excepted issuances”.

On June 28, 2017, the Company entered into a Consulting Agreement for services to be provided by Rafferty Finance S.A. (“Raferty”). Raferty is controlled by Antonio Treminio, former CEO of the Company. Pursuant to this agreement the Company agreed to issue 5,000,000 shares of Company common stock; a Common Stock Purchase Warrant to purchase up to 10,000,000 shares of Company common stock at an exercise price of $.25 per share at any time before the 5 year anniversary of the warrant; a $50,000 payment upon execution of the agreement; monthly fees of $5,400 to commence upon the Company’s completion of a financing in the minimum amount of $1,000,000. Fees will increase to $13,500 per month upon the Company’s completion of a financing in the minimum amount of $5,000,000. This contract is in effect until two years after the anniversary date of the Company’s completion of raising $1,000,000. Common shares under this contract were issued on July 19, 2017 and cash payment was made on June 30, 2017. At all times during the term of this agreement prior to the $5,000,000 financing date, except with respect to the “Excepted Issuances” (SEE NOTE 6), if the Company issues any shares of Company common stock, the consultant shall be granted additional shares of the Company’s common stock in an amount equal to 4.99% of the amount of the shares of Company common stock issued by the Company outside “Excepted issuances”.

On July 8, 2017, the Company entered into a consulting agreement with Imagic, LLC (“Imagic”). Imagic, is wholly owned by Ben Chang, son of Director Richard L. Chang and Chief Executive Officer of Rich Pharmaceuticals, Inc. Upon the commencement of this engagement, the consultant or it’s designees were issued shares of the Company in the amount of 12,000,000 common shares. Imagic was also issued a warrant to acquire 10,000,000 shares of the Company at an exercise price of $0.25. At all times during the term of this agreement prior to the $5,000,000 financing date, except with respect to the “Excepted Issuances” (SEE NOTE 6), if the Company issues any shares of Company common stock, the consultant shall be granted additional shares of the Company’s common stock in an amount equal to 10.6% of the amount of the shares of Company common stock issued by the Company outside “Excepted issuances”.